Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	45,623,434	45,623,434
Ordinary shares, shares outstanding	45,623,434	45,623,434